Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Short-Term Borrowings
Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2020	2021
Unsecured loans:
with a weighted-average interest rate of 0.86%	91,725
with a weighted-average interest rate of 0.77%		58,659
Repurchase agreement:
with a weighted-average interest rate of 0.93%	567,194
with a weighted-average interest rate of 0.06%		917,792
Call money:
with a weighted-average interest rate of 0.13%	151,257
with a weighted-average interest rate of -0.03%		211,417

	810,176	1,187,868

Long-Term Debt
Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2020	2021
Unsecured loans, representing obligations principally to banks:
Due 2020 to 2029, with interest rates ranging from 0.01 % to 5.10 % per annum	17,880
Due 2021 to 2030, with interest rates ranging from 0.01 % to 5.10 % per annum		238,196
Unsecured 0.23% bonds, due 2021	89,894	89,969
Unsecured 0.11% bonds, due 2022	10,000	10,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured 0.28% bonds, due 2023	15,000	15,000
Unsecured 0.13% bonds, due 2024	29,886	29,911
Unsecured 0.15% bonds, due 2024		9,971
Unsecured 0.22% bonds, due 2025	10,000	10,000
Unsecured 0.18% bonds, due 2026	10,000	10,000
Unsecured 0.20% bonds, due 2026		19,943
Unsecured 0.42% bonds, due 2026	24,923	24,935
Unsecured 0.30% bonds, due 2029	59,738	59,760
Unsecured zero coupon convertible bonds, due 2022:
Conversion price 4,996.0 yen per common share	119,531
Conversion price 4,982.5 yen per common share		41,189
Secured 0.00% loans, due 2022 to 2023	201,205
Secured 0.00% loans, due 2021 to 2026		240,019
Finance lease liabilities and other:
Due 2020 to 2050, with interest rates ranging from 0.01% to 12.59% per annum	56,350
Due 2021 to 2051, with interest rates ranging from 0.01% to 5.45% per annum		85,564
Guarantee deposits received	10,366	10,536

	664,773	904,993
Less — Portion due within one year	29,807	131,699

	634,966	773,294

Aggregate Amounts of Annual Maturities of Long-Term Debt
Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2022	131,699
2023	106,626
2024	95,016
2025	188,572
2026	26,867
Later fiscal years	356,213

Total	904,993